Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management And Fair Value Estimates
Schedule of net carrying amounts of the Company's financial instruments broken down by the functional currencies

1) Operations Center in Argentina

	Net monetary position (Liability)/Asset
Functional currency	June 30, 2018	June 30, 2017
	US$	US$	NIS
Argentine Peso	(13,324)	(11,436)	-
Uruguayan Peso	(368)	(131)	-
US Dollar	-	-	1
Total	(13,692)	(11,567)	1

Schedule of Group's derivative financial liabilities to the contractual maturity date.

Where the interest payable is not fixed, the amount disclosed has been determined by reference to the existing conditions at the reporting date.

1) Operations Center in Argentina

June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,277	127	12	10	3	1,429
Borrowings (excluding finance leases liabilities)	3,837	7,787	7,807	1,236	11,450	32,117
Finance leases obligations	7	6	2	-	-	15
Derivative Financial Instruments	-	-	-	-	46	46
Total	5,121	7,920	7,821	1,246	11,499	33,607

June 30, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	752	8	6	2	5	773
Borrowings (excluding finance leases liabilities)	1,656	529	528	525	6,749	9,987
Finance leases obligations	2	1	1	-	-	4
Derivative Financial Instruments	5	-	-	-	-	5
Total	2,415	538	535	527	6,754	10,769

2) Operations Center in Israel

June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	12,080	1,191	1,326	-	-	14,597
Borrowings	29,733	26,639	22,256	23,734	114,113	216,475
Lease obligations	16	-	-	-	-	16
Purchase obligations	3,921	1,823	639	347	229	6,959
Derivative Financial Instruments	8	-	-	-	-	8
Total	45,758	29,653	24,221	24,081	114,342	238,055

June 30, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	16,850	1,584	692	-	-	19,126
Borrowings	23,733	18,084	20,837	13,353	67,537	143,544
Lease obligations	10	5	5	5	-	25
Purchase obligations	1,135	1,140	873	5	-	3,153
Derivative Financial Instruments	62	76	-	-	-	138
Total	41,790	20,889	22,407	13,363	67,537	165,986

Schedule of Group's key metrics in relation to managing its capital structure

The ratios are within the ranges previously established by the Group’s strategy.

 Operation Center in Argentina

	June 30, 2018	June 30, 2017	June 30, 2016
Gearing ratio (i)	40.83%	31.66%	29.91%
Debt ratio (ii)	40.58%	29.13%	25.27%

 Operation Center in Israel

	June 30, 2018	June 30, 2017	June 30, 2016
Gearing ratio (i)	82.85%	81.95%	82.74%
Debt ratio (ii)	148.46%	128.04%	137.75%

(i)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
(ii)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).